Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	12,140.07
Total Transaction Valuation	139,540,992.11
Total Offset Amount	0.00
Net Fee	$ 12,140.07
Offering Table N/A
Offset Table N/A	N/A